Organization	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Organization
Organization

Note 1. Organization

CytoDyn Inc. (together with its wholly owned subsidiaries, the “Company”) was originally incorporated under the laws of Colorado on May 2, 2002, under the name RexRay Corporation and, effective August 27, 2015, reincorporated under the laws of Delaware. The Company is a clinical-stage biotechnology company focused on the clinical development of innovative treatments for multiple therapeutic indications based on its product candidate, leronlimab (PRO 140), a novel humanized monoclonal antibody targeting the CCR5 receptor. The Company has been engaged in studying leronlimab for use in the treatment of human immunodeficiency virus (“HIV”), non-alcoholic steatohepatitis (“NASH”), and solid tumors in oncology.

The Company has been investigating leronlimab as a viral entry inhibitor for HIV, believed to competitively bind to the N-terminus and second extracellular loop of the CCR5 receptor. For immunology, the CCR5 receptor is believed to be implicated in immune-mediated illnesses such as NASH. The CCR5 receptor may also be present on cells that undergo malignant transformation and may also be present in the tumor microenvironment. Leronlimab is being studied in NASH, NASH-HIV, solid tumors in oncology, and other HIV indications where CCR5 is believed to play an integral role.

The Company is pursuing the regulatory approval of leronlimab in hopes that commercial sales will be obtained for one or more indications. The Company previously submitted a Biologic License Application (“BLA”) for leronlimab as a combination therapy with highly active antiretroviral therapy (“HAART”) for highly treatment-experienced HIV patients. In July 2020, the Company received a Refusal to File letter from the FDA regarding its BLA submission due to the BLA not containing certain information and data needed for the FDA to complete a substantive review. In November 2021, the Company resubmitted the non-clinical and chemistry, manufacturing, and controls (“CMC”) sections of the BLA. In March 2022, the FDA placed the Company’s HIV trials on a partial clinical hold. In October 2022, the Company voluntarily withdrew its BLA submission after concluding that a significant risk existed that the BLA would not receive FDA approval due to its former contract research organization’s (“CRO”) inadequate process and performance around the monitoring and oversight of the clinical data.

The Company is engaged in litigation with its former CRO as previously reported and as described in Note 9, Commitments and Contingencies - Legal Proceedings.

The Company’s efforts are currently primarily directed toward obtaining the removal of the partial clinical hold on its HIV program, preparation for and development of a Phase 2b/3 NASH clinical trial protocol, research and development of longer-acting molecules including for the treatment and/or prevention of HIV, maintenance and testing of clinical drug product, and resolving legal and regulatory matters.

As of the date of this filing, the Company has submitted the following to the FDA in connection with resolving the clinical hold: an aggregate analysis of cardiovascular events across all leronlimab clinical programs, a Safety Surveillance Plan, an aggregate safety data analysis, an updated Investigator’s Brochure, annual reports, a benefit-risk assessment, and a general investigational plan. The Company is currently working on a supplemental submission to address items discussed with the FDA during a late March 2023 informal meeting.

Note 1. Organization

CytoDyn Inc. (together with its wholly owned subsidiaries, the “Company”) was originally incorporated under the laws of Colorado on May 2, 2002 under the name RexRay Corporation and, effective August 27, 2015, reincorporated under the laws of Delaware. The Company is a clinical-stage biotechnology company focused on the clinical development of innovative treatments for multiple therapeutic indications based on its product candidate, leronlimab (also referred to as “PRO 140” throughout this Form 10-K), a novel humanized monoclonal antibody targeting the CCR5 receptor. The Company is studying leronlimab in human immunodeficiency virus (“HIV”), non-alcoholic steatohepatitis (“NASH”), oncology, and other immunological applications such as coronavirus disease (“COVID-19”).

Leronlimab is being investigated as a viral entry inhibitor for HIV, believed to competitively bind to the N-terminus and second extracellular loop of the CCR5 receptor. For immunology, the CCR5 receptor is believed to be implicated in immune-mediated illnesses such as NASH. Leronlimab is being studied in HIV, NASH, oncology, and other therapeutic indications such as COVID-19 where CCR5 is believed to play an integral role.

The Company has pursued the regulatory approval of leronlimab in hopes that commercial sales will be obtained based on positive data from its Phase 2b/3 clinical trial for leronlimab as a combination therapy with highly active antiretroviral therapy (“HAART”) for highly treatment-experienced HIV patients, as well as information gathered from meetings with the U.S. Food and Drug Administration (“FDA”) related to its Biologic License Application (“BLA”) for this indication. In July 2020, the Company received a Refusal to File letter from the FDA regarding its BLA submission for leronlimab as a combination therapy with HAART for highly treatment-experienced HIV patients. The FDA informed the Company that the BLA did not contain certain information and data needed to complete a substantive review and therefore, the FDA would not file the BLA. The deficiencies cited by the FDA included administrative deficiencies, omissions, corrections to data presentation and related analyses, and clarifications regarding the manufacturing processes. The Company, with assistance of consultants, is in the process of curing the BLA deficiencies noted. In November 2021, the Company resubmitted the non-clinical and chemistry, manufacturing, and controls (“CMC”) sections of the BLA. As of March 2022, the FDA had commenced its review of the CMC section.

As described in Note 10, Commitments and Contingencies - Legal Proceedings, the Company is in dispute with its former contract research organization (“CRO”). In the context of the litigation, the Company obtained an order requiring the CRO to release the Company’s clinical data related to the BLA, which the CRO had been withholding. Further, the order granted the Company the right to perform an audit of the CRO’s services.

Additionally, in March of 2022, the FDA placed the HIV program on a partial clinical hold, which may affect our ability to resubmit the BLA. The Company is in the process of evaluating the data, results of the audit, and implications of the partial clinical hold. The Company will update the feasibility and status of its anticipated resubmission of the clinical section of the BLA once it completes its evaluation.